SEMI ANNUAL REPORT
APRIL 30, 2000

                                     [LOGO]

                                 DEM INDEX FUND
                          A DOMESTIC EMERGING MARKETS
                             INVESTMENT OPPORTUNITY

                                                         THE CHAPMAN FUNDS, INC.

A MESSAGE TO OUR SHAREHOLDERS

    We are pleased to provide you with this semi-annual report for shareholders of the DEM Index Fund. The Fund, launched on March 23, 1999, is a pioneer in the "Domestic Emerging Markets" segment, which we believe, offers exciting opportunities for investment. The "Domestic Emerging Markets" market segment is comprised of companies ("DEM Companies") that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women and that are located in the United States and its territories (the "DEM Profile"). The Fund is an unmanaged index fund designed to track as closely as possible the performance of the DEM Index. The DEM Index was developed and is controlled by The Chapman Co., an investment banking affiliate of Chapman Capital Management, Inc., the fund's investment adviser. It is a market capitalization weighted index of companies that meet the DEM Profile.

    The DEM Index consists of 100 stocks chosen from the wider DEM Universe. The resulting index is comprised of a mixture of small-, mid-, and large-cap stocks, representing a broad mix of companies in each of these categories and covering a wide range of industries. The DEM Index is intended to track the performance of the DEM Universe, which currently consists of 190 DEM Companies identified by The Chapman Co.

    This report covers the six-month period from October 31, 1999 to April 30, 2000. During the six-month period from October through April, the domestic economy remained very strong. The unemployment rate remained near recent historic lows, reaching as low as 3.9% in April. Gross Domestic Product surged at a 7.3% pace in the fourth quarter of 1999, followed by a strong 5.4% advance in the first quarter of 2000. This strong economic performance raised increasing concerns that a tight labor market could lead to a resurgence of inflation. These fears prompted the Federal Reserve Board to raise interest rates several times over the period. Three 25 basis point increases in the Fed Funds rate in November, February and March (followed by a 50 basis point increase in May) put the target Fed Funds rate at 6.0% at the end of April. Whether or not these increases had any affect on the strength of the economy, evidence of inflationary pressures remained elusive. The April Consumer Price Index (CPI) stood only 3.0% above the prior year. Although this represents a modest increase over the 2.7% and 1.6% inflation figures recorded in 1999 and 1998, respectively, it is still a relatively low increase by historical standards.

    The environment for stocks remained very volatile over this period. The major stock indices fluctuated wildly and diverged markedly in performance. After reaching new highs in mid- to late March, the S&P 500 Index dropped precipitously in April, falling more than 11% before recovering much of its losses towards the end of the month. The Russell 2000 Growth Index was even more volatile. From October 31, 1999 to March 10, 2000, the Russell 2000 Growth Index rose 27.8%. However, by April 14, the index had lost a substantial portion of these gains, dropping 34.3% in just over a month. The DJIA reached its peak in mid-January before dropping 16.4% to its low in early March. The Nasdaq Composite Index ("Nasdaq") reached its high later in the period, cresting on March 10 before dropping 34.2% by mid-April. As in recent periods, technology issues drove much of this volatility.

PERFORMANCE REVIEW

    The DEM Index experienced similar volatility. The DEM Index reached a high of 1470.00 on March 9, 2000, before experiencing a steep 47.7% decline to 768.81 on April 17. Despite this sudden reversal, at its low the DEM Index was still up 55.7% from its October 31 1999 level. Modest recovery through the end of April saw the index regain much of its lost ground, finishing 28.0% above the low for the period. The 55.7% growth of the DEM Index during the October-April period outperformed the DJIA, the S&P 500, the Russell 2000 Growth Index and the Nasdaq Composite indices, which returned 0.8%, 7.3%, 27.8%, and 30.1%, respectively, over the same period.

    The DEM Index Fund has tracked the performance of the DEM Index fairly closely but, as is usually the case with index funds, the Fund's operating and management expenses caused it to trail the DEM Index. In addition, with just over $250 thousand in assets under management as of April 30, 2000, it is also difficult to match the Fund weightings with those in the DEM Index in a cost-effective manner. Consequently, over the six-month period, Investor Share and Institutional Share performance were 11.18% and 10.62%, respectively, below that of the DEM Index. However, the DEM Index Fund still managed to outperform its benchmark, the Russell 2000 Growth Index, by a wide margin, returning 44.52% for Investor Shares and 45.08% for Institutional Shares. In comparison, the Russell 2000 Growth Index experienced a 27.79% increase during the same the period.

    Since the Fund's inception in March 1999, a $10,000 investment in the fund's Investor Shares would have grown to $18,370 (including maximum sales charge of 4.75%), and a $10,000 investment in the Fund's Institutional Shares would have grown to $19,391. In comparison, the same initial investment in the Russell 2000 Growth Index would have grown to $14,554.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Performance Comparison

                  INSTITUTIONAL SHARES  INVESTOR SHARES  RUSSELL 2000 GROWTH INDEX
March 23, 1999*                $10,000           $9,525                    $10,000
October 31, 1999               $13,366          $12,711                    $11,389
April 30, 2000                 $19,391          $18,370                    $14,554

                          DEM INDEX FUND TOTAL RETURN
                      FOR THE PERIOD ENDED APRIL 30, 2000

                                                    SIX MONTHS ENDED      AVERAGE ANNUAL
                                                     APRIL 30, 2000       SINCE INCEPTION
                                                    ----------------      ---------------
Investor Shares
  with sales charge...............................       37.66%                 72.99%
  w/o sales charge................................       44.52%                 80.75%
Institutional Shares..............................       45.08%                 81.64%
Russell 2000 Growth Index.........................       27.79%                 40.25%
DEM Index.........................................       55.70%                 96.69%

    Performance data represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares when redeemed, may be worth more or less than their original cost.

    The changes in the portfolio were driven by many of the same trends occurring in the wider stock market. Technology stocks rode a wave of favorable momentum early in the period, before rising interest rates and the high expectations and valuations for Internet stocks came back to earth in March. As is often the case in the market, investors decided that the sell-off was overdone and began returning to these same issues late in the period. As in recent periods, technology stocks led the top performers in the DEM Index Fund. Fiber Optics has been one of the hottest segments in the stock market of late. Two of the top five performers operate in this area. FiberCore, Inc. (FBCE), which makes single and multi-mode fiber optic cabling, gained 952.2% during the period, while Osicom Technologies (FIBR), which makes DWDM equipment and announced an optical switching product during the period, rose 530.3%. Voxware, Inc. (VOXW), maker of voice recognition products, rose 608.4%, largely on its introduction of its VoiceLogistics product, which is designed to provide order fulfillment services. Silicon Storage Technology, Inc. (SSTI) rose 471.4% on the strength of its first quarter earnings announcement, which exceeded consensus estimates by a wide margin as demand for its flash memory products remained strong. InfoSpace, Inc. (INSP) gained 416.4% as investor enthusiasm for its wireless service offerings outweighed the market's general disenchantment with Internet companies.

    The worst performers in the portfolio seem to have suffered more from company specific events than from the general retrenchment in the market. Movado Group, Inc. (MOVA), maker of several watch brands, led the decline with a 60.8% drop, driven by a disappointing performance in its fourth quarter caused by large closeout sales and inventory write-offs. Neff Corp. (NFF), an equipment rental company, received a buyout offer from a member of management following several quarters of poor performance. Its stock was down 59.3% during the period. NeoMagic Corp. (NMGC), which makes multimedia chips for mobile computers, announced that production delays of its 3D multimedia chips would hurt revenues going forward, leading to a 57.6% decline in its stock. Granite Broadcasting Corp (GBTVK), operator of a number of network affiliate TV stations fell 56.8% on investor concerns about the effects of Granite's groundbreaking agreement with NBC in San Francisco, which marked the first time a station group had agreed to pay a network for content. Finally, Network Commerce, Inc. (NWKC), formerly Shopnow.com, fell 51.0% primarily due to a Barron's article questioning the viability and cash burn rates of many of the new Internet companies. Shopnow was listed among companies that Barron's believed were headed for a liquidity crisis within a year.

                   TOP TEN PORTFOLIO HOLDINGS AS OF 04/30/00

STOCK                                               % OF TOTAL NET ASSETS
-----                                               ---------------------
Infospace.com, Inc................................          12.5
Univision Communications..........................           9.3
Broadvision, Inc..................................           8.7
Art Technology Group, Inc.........................           6.7
Amkor Technology, Inc.............................           6.4
Golden West Financial.............................           4.6
Vitria Technology.................................           3.8
Aspect Development................................           3.3
Lattice Semiconductor.............................           2.7
Nvidia Corporation................................           2.3

OUTLOOK

    We remain cautiously optimistic that the favorable economic environment will continue and that the recent interest rate increases by the Federal Reserve Board will be their last. Recent signals do indicate a modest slowdown in the economy, which may be just what the Fed is looking for. We believe that such an environment should be conducive to the continued strength of the DEM Index and to the performance of the Fund.

    We thank you for your confidence and the opportunity to continue earning your business.

                                                          Sincerely,

                                                          /s/ Nathan A. Chapman, Jr.
                                                          Nathan A. Chapman, Jr.
                                                          PRESIDENT

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF NET ASSETS--APRIL 30, 2000 (UNAUDITED)

                                                                                      MARKET VALUE
SHARES                                                                                  (NOTE 2)
------                                                                                ------------
                        COMMON STOCK--97.4%
                        AUTO & TRANSPORTATION--.6%
                        AIR TRANSPORTATION
           46             Atlas Air, Inc.+..........................................    $  1,607
                                                                                        --------
                        Total Auto & Transportation.................................       1,607
                                                                                        --------
                        CONSUMER DISCRETIONARY--16.6%
                        APPAREL
           29             Donna Karan International+................................         196
                        CONSUMER PRODUCTS
           76             Martha Stewart Living, Class A+...........................       1,083
           26           Movado Group, Inc...........................................         224
           10           National Presto Industries, Inc.............................         345
                        CONSUMER SERVICES
           80             INFOUSA , Inc.+...........................................         465
                        ENTERTAINMENT
           11             Hollywood.Com, Inc.+......................................         154
                        FURNITURE
           66             Ethan Allen Interiors, Inc................................       1,761
                        MEDIA/PUBLISHING
           16             Granite Broadcasting Corporation+.........................          89
           50           Radio One, Inc., Class A....................................       2,900
          127           Spanish Broadcasting+.......................................       2,373
          214           Univision Communications, Inc.+.............................      23,380
                        RENTAL/LEASING COMMERCIAL
           29             Neff Corporation+.........................................         131
                        RETAILERS
           21             PC Connection, Inc.+......................................       1,005
           17           Wet Seal, Inc.+.............................................         302
                        SOFTWARE & TECHNOLOGY SERVICE
           46             Advantage Learnings, Inc.+................................         670
          110           Proxicom, Inc.+.............................................       3,761
           95           Starmedia Network, Inc.+....................................       2,078
                        TEXTILES
           78             The Warnaco Group, Inc., Class A..........................         829
                                                                                        --------
                        Total Consumer Discretionary................................      41,746
                                                                                        --------
                        CONSUMER STAPLES -- 1.1%
                        CONSUMER PRODUCTS
           24             Natures Sunshine Products.................................         204
                        FOOD
           81             Tootsie Roll Industries, Inc..............................       2,496
                                                                                        --------
                        Total Consumer Staples......................................       2,700
                                                                                        --------

+  Non income producing security

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF NET ASSETS--APRIL 30, 2000 (UNAUDITED) (CONTINUED)

                                                                                      MARKET VALUE
SHARES                                                                                  (NOTE 2)
------                                                                                ------------
                        COMMON STOCK--CONTINUED

                        FINANCIAL SERVICES--10.0%
                        BANKS
            12            Cathay Bancorp, Inc.......................................    $    546
            17          First Indiana Corporation...................................         317
            39          First Bank Puerto Rico......................................         690
            20          GBC Bancorp.................................................         558
           340          Golden West Financial.......................................      11,603
            14          Hamilton Bancorp, Inc.+.....................................         257
            24          International Bancshares....................................         993
           285          Popular, Inc................................................       5,736
                        FINANCIAL SERVICES
            64            Doral Financial Corp......................................         764
            18          Oriental Financial Group, Inc...............................         306
            39          R&G Financial Corp., Class B................................         336
                        INVESTMENT MANAGEMENT
            30            Siebert Financial Corporation.............................         283
                        MEDIA/PUBLISHING
            13            Value Line, Inc...........................................         455
                        SOFTWARE & TECHNOLOGY SERVICE
            47            Advent Software+..........................................       2,415
                                                                                        --------
                        Total Financial Services....................................      25,259
                                                                                        --------

                        HEALTH CARE--.5%
                        MEDICAL PRODUCTS
            11            ICU Medical, Inc.+........................................         241
                        MEDICAL INFORMATION SYSTEMS
            25            Kendle International+.....................................         228
                        PHARMACEUTICAL
            39            Akorn, Inc.+..............................................         271
            54          Genelabs Technologies, Inc.+................................         284
            11          Neopharm, Inc.+.............................................         168
                                                                                        --------
                        Total Health Care...........................................       1,192
                                                                                        --------

                        MATERIALS AND PROCESSING--.1%
                        BUILDING MATERIALS
             7            Puerto Rican Cement Company, Inc..........................         214
                                                                                        --------
                        Total Materials and Processing..............................         214
                                                                                        --------

+  Non income producing security

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF NET ASSETS--APRIL 30, 2000 (UNAUDITED) (CONTINUED)

                                                                                      MARKET VALUE
SHARES                                                                                  (NOTE 2)
------                                                                                ------------
                        COMMON STOCK--CONTINUED

                        PRODUCER DURABLES--2.3%
                        COMMUNICATIONS
            59            Mastec, Inc.+.............................................    $  5,096
                        RETAILERS
            32            Electronics Boutique Holdings+............................         520
                        TECHNOLOGY
            20            Altigen Communications+...................................         176
                                                                                        --------
                        Total Producer Durable......................................       5,792
                                                                                        --------

                        TECHNOLOGY--63.4%
                        COMMUNICATIONS TECHNOLOGY
            46            Egain Communications+.....................................         765
            13          Startec Global Communications Corporation+..................         190
                        ELECTRONICS
            14            Merix Corporation+........................................         306
            13          Pericom Semiconductor Corporation+..........................         571
            15          Sage, Inc.+.................................................         254
            25          SRS Labs, Inc.+.............................................         363
                        SOFTWARE & TECHNOLOGY SERVICE
            53            Agency.Com Limited+.......................................       1,116
            13          APA Optics, Inc.+...........................................         283
            50          Appnet Systems, Inc.+.......................................       1,200
           280          ART Technology Group+.......................................      17,010
           120          Aspect Development, Inc.+...................................       8,295
           130          Autodesk, Inc...............................................       4,989
            45          Avant! Corporation+.........................................         810
           500          Broadvision, Inc.+..........................................      21,969
            47          Complete Business Solutions, Inc.+..........................       1,075
            18          Cysive, Inc.+...............................................         980
            61          DME Interactive Holdings+...................................         206
            15          DSET Corporation+...........................................         278
           106          Igate Capital Corporation+..................................       3,180
            34          Imanage, Inc.+..............................................         323
            46          IMRGlobal Corporation+......................................         592
            64          Informatica Corporation+....................................       2,684
           437          Infospace, Inc.+............................................      31,382
            21          Intelligroup, Inc.+.........................................         326
            48          Keynote Systems, Inc.+......................................       2,154
            21          Litronic, Inc.+.............................................         162
            37          Marimba, Inc.+..............................................         733

+  Non income producing security

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF NET ASSETS--APRIL 30, 2000 (UNAUDITED) (CONTINUED)

                                                                                      MARKET VALUE
SHARES                                                                                  (NOTE 2)
------                                                                                ------------
                        COMMON STOCK--CONTINUED

                        TECHNOLOGY--CONTINUED
                        SOFTWARE & TECHNOLOGY SERVICE--(CONTINUED)
            24          Netcreations, Inc.+.........................................    $    822
            18          NetGuru+....................................................         409
            23          Netiq Corporation+..........................................         845
            43          Netscout Systems, Inc.+.....................................         645
            28          OAO Technology Solutions, Inc.+.............................         136
            20          OSI Systems, Inc.+..........................................         186
            73          Open Market+................................................         753
           100          Pinnacle Systems, Inc.+.....................................       2,400
            41          QAD, Inc.+..................................................         241
            55          Shopnow.com, Inc............................................         351
            41          Sonicwall, Inc.+............................................       2,481
            51          Syntel, Inc.+...............................................         567
            25          Viador Inc.+................................................         505
           260          Vitria Technology+..........................................       9,604
            28          Voxware, Inc.+..............................................         149
                        TECHNOLOGY
           263            Amkor Technology, Inc.+...................................      16,092
            56          Alliance Semiconductor......................................       1,141
            54          ESS Technology, Inc.+.......................................         702
            79          Fibercore, Inc.+............................................         407
            73          Komag, Inc.+................................................         214
           101          Lattice Semiconductor+......................................       6,805
            34          Neomagic Corporation+.......................................         115
            65          Nvidia Corporation+.........................................       5,793
            68          Oak Technology, Inc.+.......................................         956
            21          Osicom Technologies, Inc.+..................................       1,092
            41          Silicon Storage Technology+.................................       3,997
            18          Trident Microsystems, Inc.+.................................         164
                                                                                        --------
                        Technology Total............................................     159,768
                                                                                        --------

                        UTILITIES -- 2.8%
                        COMMUNICATIONS
            77            Primus Telecommunications Group+..........................       2,526
                        UTILITIES
           204            American Water Works, Inc.+...............................       4,628
                                                                                        --------
                        Total Utilities                                                    7,154
                                                                                        --------
                        Total Common Stock (Cost $187,922)--97.4%...................     245,432
                        Other Assets Less Liabilities--2.6%.........................       6,460
                                                                                        --------
                        Net Assets--100%                                                $251,892
                                                                                        ========

+  Non income producing security

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF NET ASSETS--APRIL 30, 2000 (UNAUDITED) (CONTINUED)

Net Assets Consist of:
Paid-in capital.............................................  $150,974
Accumulated net investment loss.............................    (2,102)
Accumulated net realized gain on investments................    45,510
Net unrealized appreciation of investments..................    57,510
                                                              --------
                                                              $251,892
                                                              ========
Net Asset Value and Redemption Price Per:
  Institutional Shares
  ($204,835 / 7,393 shares outstanding).....................  $  27.71
                                                              ========
  Investor Shares
  ($47,057 / 1,707 shares outstanding)......................  $  27.56
                                                              ========
Offering Price Per Investor Shares:
  Net asset value...........................................  $  27.56
  Sales Charge (maximum of 4.75% of offering price).........      1.37
                                                              --------
  Offering price............................................  $  28.93
                                                              ========

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENT OF OPERATIONS (UNAUDITED)

                                                                FOR THE SIX
                                                               MONTHS ENDING
                                                              APRIL 30, 2000
                                                              ---------------
Investment Income:
  Dividends.................................................       $    302
                                                                   --------
    Total investment income.................................            302
                                                                   --------
Expenses:
  Management and administrative fees........................            948
  Transfer agent............................................         29,155
  Professional..............................................         24,965
  Fund accounting...........................................         23,604
  Registration..............................................          6,454
  Shareholder reports.......................................          4,809
  Custody...................................................          3,624
  Directors.................................................          2,812
  Distribution..............................................            257
  Other.....................................................          1,178
                                                                   --------
    Total expenses..........................................         97,806
                                                                   --------
  Reimbursement of expenses.................................        (95,402)
                                                                   --------
    Net investment loss.....................................         (2,102)
                                                                   --------
Realized And Unrealized Gain On Investments:
  Realized gain on investment transactions..................         45,706
  Change in unrealized appreciation of investments..........         32,430
                                                                   --------
    Net realized and unrealized gain on investments.........         78,136
                                                                   --------
Net Increase In Net Assets Resulting From Operations........       $ 76,034
                                                                   ========

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                  MONTHS          FOR THE PERIOD
                                                                  ENDING        MARCH 23, 1999(1)
                                                              APRIL 30, 2000         THROUGH
                                                                (UNAUDITED)      OCTOBER 31, 1999
                                                              ---------------   ------------------
Increase/(Decrease) in Net Assets:
Operations:
  Net investment loss.......................................      $ (2,102)          $   (778)
  Net realized gain on investment transactions..............        45,706             10,769
  Net unrealized appreciation of investments................        32,430             25,080
                                                                  --------           --------
    Net increase in net assets from operations..............        76,034             35,071
                                                                  --------           --------
Distributions to shareholders:
  From net realized gain:
    Institutional Shares....................................        (9,217)                --
    Investor Shares.........................................          (970)                --
                                                                  --------           --------
    Total distributions.....................................       (10,187)                --
                                                                  --------           --------
Capital Share Transactions (Note 4):
  Shares sold
    Institutional Shares....................................            --            100,014
    Investor Shares.........................................        36,333             11,164
  Shares repurchased
    Institutional Shares....................................            --                 --
    Investor Shares.........................................        (6,447)              (277)
  Shares reinvested
    Institutional Shares....................................         9,217                 --
    Investor Shares.........................................           970                 --
                                                                  --------           --------
    Total increase in net assets from capital share
      transactions..........................................        40,073            110,901
                                                                  --------           --------
  Total increase in net assets..............................       105,920            145,972
                                                                  --------           --------
Net Assets:
  Beginning of period.......................................       145,972                 --
                                                                  --------           --------
  End of period.............................................      $251,892           $145,972
                                                                  ========           ========

------------------------

1   Commencement of operations

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX--INVESTOR SHARES
FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance since the inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited for the periods ended October 31. It should be read in conjunction with financial statements and notes thereto.

                                  FOR THE SIX
                                 MONTHS ENDED    MARCH 23, 1999(1)
                                APRIL 30, 2000        THROUGH
                                  (UNAUDITED)     OCTOBER 31, 1999
                                ---------------  ------------------
Per Share Operating
  Performance:
  Net asset value, beginning
    of period.................      $ 19.07            $ 14.29
                                    -------            -------
Investment Operations:
  Net investment loss(2)......         (.34)              (.23)
  Net realized and unrealized
    gain on investments.......        10.15               5.01
                                    -------            -------
  Total from investment
    operations................         9.81               4.78
                                    -------            -------
Distributions:
  From net realized gains on
    investments...............        (1.32)               -0-
                                    -------            -------
  Total distributions.........        (1.32)               -0-
                                    -------            -------
  Net asset value, end of
    period....................      $ 27.56            $ 19.07
                                    =======            =======
Total Return(3)...............        44.52%             33.45%

Ratios to Average Net
  Assets:(4)
  Expenses(5).................         2.69%              2.69%
  Net investment loss.........        (2.43)%            (2.23)%
  Expenses prior to waiver and
    limitation(6).............         N.M.               N.M.
Supplemental Data:
  Net Assets, end of period...      $47,057            $12,296
  Portfolio turnover rate.....           33%             87.47%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. Total return for periods less than one year have not been annualized.

4   Annualized.

5 The Chapman Co., the Fund's distributor, voluntarily agreed to waive the distribution fee for fiscal year 2000 of the Investor Shares. Additionally, Chapman Capital Management, Inc. (CCM), the Fund's investment advisor has contractually agreed to limit the total annual operating expenses of the Fund, solely attributable to the Investor Shares, to 2.69% of average daily net assets effective March 17, 2000 until at least December 31, 2009.

6 Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND--INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS (UNAUDITED)

    The financial highlights table is intended to help you understand the Fund's financial performance since the inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited for the periods ended October 31. It should be read in conjunction with financial statements and notes thereto.

                                  FOR THE SIX
                                 MONTHS ENDED    MARCH 23, 1999(1)
                                APRIL 30, 2000        THROUGH
                                  (UNAUDITED)     OCTOBER 31, 1999
                                ---------------  ------------------
Per Share Operating
  Performance:
  Net asset value, beginning
    of period.................      $  19.10          $  14.29
                                    --------          --------
Investment Operations:
  Net investment loss(2)......          (.25)             (.19)
  Net realized and unrealized
    gain on investments.......         10.18              5.00
                                    --------          --------
  Total from investment
    operations................          9.93              4.81
                                    --------          --------
Distributions:
  From net realized gains on
    investments...............         (1.32)              -0-
                                    --------          --------
  Total distributions.........         (1.32)              -0-
                                    --------          --------
  Net asset value, end of
    period....................      $  27.71          $  19.10
                                    ========          ========
Total Return(3)...............         45.08%            33.66%

Ratios to Average Net
  Assets:(4)
  Expenses(5).................          2.00%             2.40%
  Net investment loss.........         (1.73)%           (1.94)%
  Expenses prior to voluntary
    expense limitation(6).....          N.M.              N.M.
Supplemental Data:
  Net Assets, end of period...      $204,835          $133,676
  Portfolio turnover rate.....            33%            87.47%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). Total return for periods less than one year have not been annualized.

4   Annualized.

5 Chapman Capital Management, Inc. (CCM), the Fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the Fund, solely attributable to the Institutional Shares, to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2009.

6 Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2000 (UNAUDITED)

NOTE 1--GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers six series; DEM Index Fund , DEM Equity Fund, DEM Multi-Manager Equity Fund, DEM Multi-Manger Bond Fund, U.S. Treasury Money Fund, and Institutional Cash Management Fund. These financial statements pertain to the DEM Index Fund (the "Fund").

The Fund seeks to match as closely as possible, the DEM Index, an index developed and controlled by The Chapman Co., an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor. The DEM Index is comprised of companies that are located in the Untied States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The Fund offers two classes of shares, Institutional Shares and Investor Shares. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation--Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

Federal Income Taxes--No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Securities Transactions, Investment Income, Distributions, and Other--The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .90% of the Fund's average daily net assets, and an administration fee at an annual rate of .15% of the Fund's average daily net assets.

CCM has agreed to contractually limit the total annual operating expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of 2.00% of average daily net assets of the Institutional Shares effective March 17, 2000 until at least December 31, 2009. In addition, CCM has agreed to

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2000 (UNAUDITED)

NOTE 3--INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES (CONTINUED) contractually limit the total annual operating expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of 2.69% of average daily net assets of the Investor Shares of average daily net assets until at least December 31, 2009.

PFPC, Inc. ("PFPC"), serves as the Fund's Transfer and Dividend Paying Agent (the "Transfer Agent") and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays PFPC an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays PFPC a fee based on its average daily net assets plus an additional class fee.

For the six months ended April 30, 2000, The Chapman Co., an affiliate of CCM, earned commissions on sales of Investor Shares of $1,726, and received brokerage commissions related to Fund portfolio transactions of $209.

Pursuant to Rule 12b-1 under the 1940 Act, The Chapman Co., the distributor of the Fund (the "Distributor"), receives a fee under the Investor Shares Distribution Plan for stockholder and distribution services at an annual rate of
 .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily waived such fee during fiscal year 2000. These voluntary limits are not contractual and could change. For the six months ended April 30, 2000, total distribution fees waived were $580. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At April 30, 2000 expenses payable to The Chapman Co. for distribution services was $172.

NOTE 4--CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Index Institutional Shares, and 1 billion shares are designated as DEM Index Investor Shares. Transactions in shares of the respective classes were as follows:

                                                              SIX MONTHS ENDING   MARCH 23, 1999(1)
                                                               APRIL 30, 2000          THROUGH
                                                                 (UNAUDITED)       OCTOBER 31, 1999
                                                              -----------------   ------------------
Shares sold
  Institutional Shares......................................           --                6,999
  Investor Shares...........................................        1,261                  663
Shares issued as reinvestment of dividends
  Institutional Shares......................................          394                   --
  Investor Shares...........................................           42                   --
Shares repurchased
  Institutional Shares......................................           --                   --
  Investor Shares...........................................         (242)                 (18)
                                                                    -----                -----
Net increase in shares outstanding..........................        1,455                7,644
                                                                    =====                =====

------------------------

1   Commencement of operations

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2000 (UNAUDITED)

NOTE 5--INVESTMENT TRANSACTIONS

Excluding short-term obligations, purchases of investment securities aggregated $107,812 and proceeds from sales aggregated $74,269 for the period ending April 30, 2000.

NOTE 6--DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the six months ended April 30, 2000, these "affiliated persons" did not receive any compensation from the Company.

 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS
                            WHO HAVE RECEIVED A COPY
                        OF THE DEM INDEX FUND PROSPECTUS

                                     [LOGO]

                               THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES

                       TRANSFER AND DIVIDEND PAYING AGENT
                             AND ACCOUNTING AGENT:

                                   PFPC, INC.
                               3200 HORIZON DRIVE
                                  PO BOX 61503
                           KING OF PRUSSIA, PA 19406
                                 1-800-441-6580

                              INVESTMENT ADVISOR:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER--BALTIMORE
                       401 EAST PRATT STREET, 28TH FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                                THE CHAPMAN CO.
                         WORLD TRADE CENTER--BALTIMORE
                       401 EAST PRATT STREET, 28TH FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

        FOR SHAREHOLDER INQUIRIES CALL THE CHAPMAN CO. AT 1-800-752-1013
                                       OR
                          PFPC, INC. AT 1-800-441-6580